UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: InR Advisory Services, LLC
Address: 115 W. State Street, Suite 300
         Media, Pennsylvania 19063


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Glackin
Title: Chief Compliance Officer
Phone: (610) 891-1677


Signature, Place, and Date of Signing:


 Michael Glackin          Media, Pennsylvania        August 2, 2012
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:               81
                                                  ------------------------

Form 13F Information Table Value Total:
                                                     $301552 (x thousand)
                                                  ------------------------

List of Other Included Managers:


D


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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AQUA AMERICA INC                 COM               03836W103      58     2339SH             SOLE                             2339
AT&T INC                         COM               00206R102     770    21604SH             SOLE                            21604
BANK OF AMERICA CORPORATION      COM                60505104    1058   129342SH             SOLE                           129342
BARCLAYS BANK PLC                ETN DJUBS GRNS37  06739H305      20      380SH             SOLE                              380
CAMECO CORP                      COM               13321L108      26     1200SH             SOLE                             1200
CBRE CLARION GLOBAL REAL EST     COM               12504G100       6      700SH             SOLE                              700
CEL-SCI CORP                     COM NEW           150837409       0      150SH             SOLE                              150
CISCO SYS INC                    COM               17275R102       3      200SH             SOLE                              200
CITIGROUP INC                    COM NEW           172967424     726    26502SH             SOLE                            26502
CLEARWIRE CORP NEW               CL A              18538Q105       0      250SH             SOLE                              250
CNB FINL CORP PA                 COM               126128107       3      200SH             SOLE                              200
COCA COLA CO                     COM               191216100      18      230SH             SOLE                              230
CONOCOPHILLIPS                   COM               20825C104       1       10SH             SOLE                               10
CUMMINS INC                      COM               231021106      22      226SH             SOLE                              226
DISNEY WALT CO                   COM               254687106      28      570SH             SOLE                              570
DU PONT E I DE NEMOURS & CO      COM               263534109     793    15687SH             SOLE                            15687
EASTMAN KODAK CO                 COM               277461109      23   103227SH             SOLE                           103227
EXPRESS SCRIPTS HLDG CO          COM               30219G108       3       50SH             SOLE                               50
GENERAL ELECTRIC CO              COM               369604103     984    47223SH             SOLE                            47223
INTEL CORP                       COM               458140100     874    32787SH             SOLE                            32787
INTERNATIONAL BUSINESS MACHS     COM               459200101      27      137SH             SOLE                              137
INTL PAPER CO                    COM               460146103     725    25071SH             SOLE                            25071
ISHARES INC                      MSCI BRAZIL       464286400       8      158SH             SOLE                              158
ISHARES SILVER TRUST             ISHARES           46428Q109      68     2565SH             SOLE                             2565
ISHARES TR                       BARCLY USAGG B    464287226    1776    15955SH             SOLE                            15955
ISHARES TR                       BARCLYS TIPS BD   464287176     419     3500SH             SOLE                             3500
ISHARES TR                       BRC 0-5 YR TIP    46429B747     708     6925SH             SOLE                             6925
ISHARES TR                       DJ US TECH SEC    464287721      12      168SH             SOLE                              168
ISHARES TR                       DJ US TECH SEC    464287184      12      369SH             SOLE                              369
ISHARES TR                       HIGH YLD CORP     464288513    7141    78227SH             SOLE                            78227
ISHARES TR                       MSCI EAFE INDEX   464287465     638    12763SH             SOLE                            12763
ISHARES TR                       NASDQ BIO INDX    464287556      35      270SH             SOLE                              270
ISHARES TR                       RUSSELL1000GRW    464287614      86     1364SH             SOLE                             1364
ISHARES TR                       RUSSELL1000VAL    464287598      73     1070SH             SOLE                             1070
ISHARES TR                       S&P MIDCAP 400    464287507      46      492SH             SOLE                              492
ISHARES TR                       S&P SMLCAP 600    464287804      20      272SH             SOLE                              272
JOHNSON & JOHNSON                COM               478160104      99     1467SH             SOLE                             1467
JOHNSON CTLS INC                 COM               478366107      14      491SH             SOLE                              491
JPMORGAN CHASE & CO              COM               46625H100     827    23134SH             SOLE                            23134
KRAFT FOODS INC                  C LA              50075N104     660    17088SH             SOLE                            17088
MARKET VECTORS ETF TR            AGRIBUS ETF       57060U605      18      366SH             SOLE                              366
MARKET VECTORS ETF TR            COAL ETF          57060U837      10      407SH             SOLE                              407
MERCK & CO INC NEW               COM               58933Y105     843    20183SH             SOLE                            20183
MICROSOFT CORP                   COM               594918104      21      678SH             SOLE                              678
MORGAN STANLEY                   COM NEW           617446448       3      226SH             SOLE                              226
PANDORA MEDIA INC                COM               698354107       3      300SH             SOLE                              300
PFIZER INC                       COM               717081103     813    35341SH             SOLE                            35341
PHILIP MORRIS INTL INC           COM               718172109     805     9228SH             SOLE                             9228
PHILLIPS 66                      COM               718546104       0        5SH             SOLE                                5
POWERSHARES ETF TRUST            BASIC MAT SECT    73935X427      14      400SH             SOLE                              400
POWERSHARES GLOBAL ETF TRUST     GBL WTR PORT      73936T623      17     1010SH             SOLE                             1010
POWERSHARES QQQ TRUST            UNIT SER 1        73935A104       2       24SH             SOLE                               24
SAFEGUARD SCIENTIFICS INC        COM NEW           786449207       0       10SH             SOLE                               10
SIRIUS XM RADIO INC              COM               82967N108       2      900SH             SOLE                              900
SUNOCO LOGISTICS PRTNRS L P      COM UNITS         86764L108      26      705SH             SOLE                              705
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835   73533   871451SH             SOLE                           871451
VANGUARD INDEX FDS               GROWTH ETF        922908736   44719   657542SH             SOLE                           657542
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     456     7343SH             SOLE                             7343
VANGUARD INDEX FDS               MID CAP ETF       922908629   18298   237021SH             SOLE                           237021
VANGUARD INDEX FDS               REIT ETF          922908553   10445   159631SH             SOLE                           159631
VANGUARD INDEX FDS               SM CP VAL ETF     922908611     138     2018SH             SOLE                             2018
VANGUARD INDEX FDS               SMALL CP ETF      922908751   18355   241380SH             SOLE                           241380
VANGUARD INDEX FDS               SML CP GRW ETF    922908595     158     1885SH             SOLE                             1885
VANGUARD INDEX FDS               TOTAL STK MKT     922908769     325     4669SH             SOLE                             4669
VANGUARD INDEX FDS               VALUE ETF         922908744   43393   775708SH             SOLE                           775708
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US     922042775   55782  1361197SH             SOLE                          1361197
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF  922042858   12118   303478SH             SOLE                           303478
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874     100     2344SH             SOLE                             2344
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866      63     1249SH             SOLE                             1249
VANGUARD INTL EQUITY INDEX F     TT WRLD ST ETF    922042742      12      268SH             SOLE                              268
VANGUARD SCOTTSDALE FDS          INT-TERM CORP     92206C870    1085    12738SH             SOLE                            12738
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP    92206C409     646     8158SH             SOLE                             8158
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF       921908844     191     3373SH             SOLE                             3373
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858       4      128SH             SOLE                              128
VANGUARD WHITEHALL FDS INC       HIGH DIV YLD      921946406      92     1922SH             SOLE                             1922
VANGUARD WORLD FDS               UTILITIES ETF     92204A876      17      215SH             SOLE                              215
VECTOR GROUP LTD                 COM               92240M108      24     1403SH             SOLE                             1403
VEOLIA ENVIRONNEMENT             SPONSORED ADR     92334N103      17     1380SH             SOLE                             1380
WISDOMTREE TRUST                 DRYFS CURR ETF    97717W133      25     1244SH             SOLE                             1244
WISDOMTREE TRUST                 EMERG MKTS ETF    97717W315      56     1087SH             SOLE                             1087
WISDOMTREE TRUST                 EQTY INC ETF      97717W208     113     2450SH             SOLE                             2450

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